Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Initial Public Offering [Abstract]
Gross proceeds from public issuance		$ 276,000,000
Proceeds allocated to public warrants		(16,771,351)
Payment of deferred offering costs	$ (114,360)	(14,849,933)
Accretion of carrying value to redemption value		31,621,284
Common Stock subject to possible redemption, 27,600,000 and zero shares at redemption value, respectively		$ 276,000,000